SCHEDULE OF BANK BORROWINGS (Details) (Parenthetical) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Property plant and equipment	$ 4,424,895		$ 3,731,403	$ 3,211,208
Interest paid	$ 137,496	$ 104,287	$ 215,073	$ 216,936
Weighted average interest rate	4.30%		4.60%	4.40%
Interest paid			$ 214,627	$ 211,117
Mr Ming Chao Huang [Member]
Defined Benefit Plan Disclosure [Line Items]
Property plant and equipment	$ 4,026,313		$ 4,239,550	$ 4,522,250